Exhibit 99.2

October 17, 2024

ARMM INVESTMENT VEHICLE 2 LLC

5001 Plaza on the Lake #200

Austin, TX 78746

RE: AMSR 2024-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.	Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A.	Background.

We have been informed that:

1.	The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by ARMM INVESTMENT VEHICLE 2 LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.	Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.	Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

•	As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

•	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

•	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

•	Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

•	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

•	Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

•	Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

a.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b.	The value of the Properties or any other collateral securing the Mortgage Loan,

c.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 530 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By:	/s/Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
9212432	Apparent Non-HOA Property
9407373	Apparent Non-HOA Property
9417743	Apparent Non-HOA Property
9443621	Apparent Non-HOA Property
9475377	Apparent Non-HOA Property
9477138	Apparent Non-HOA Property
9486051	Apparent Non-HOA Property
9489862	Apparent Non-HOA Property
9501039	Apparent Non-HOA Property
9506544	Apparent Non-HOA Property
9508999	Apparent Non-HOA Property
9509015	Apparent Non-HOA Property
9509998	Apparent Non-HOA Property
9510092	Apparent Non-HOA Property
9512330	Apparent Non-HOA Property
9514033	Apparent Non-HOA Property
9514346	Apparent Non-HOA Property
9515423	Apparent Non-HOA Property
9515583	Apparent Non-HOA Property
9516282	Apparent Non-HOA Property
9516363	Apparent Non-HOA Property
9516836	Apparent Non-HOA Property
9518112	Apparent Non-HOA Property
9519255	Apparent Non-HOA Property
9521428	Apparent Non-HOA Property
9524604	Apparent Non-HOA Property
9524606	Apparent Non-HOA Property
9524608	Apparent Non-HOA Property
9524737	Apparent Non-HOA Property
9524942	Apparent Non-HOA Property
9528220	Apparent Non-HOA Property
9532113	Apparent Non-HOA Property
9533733	Apparent Non-HOA Property
9533802	Apparent Non-HOA Property
9533943	Apparent Non-HOA Property
9534763	Apparent Non-HOA Property
9535391	Apparent Non-HOA Property

Property ID	HOA Status
9536186	Apparent Non-HOA Property
9537359	Apparent Non-HOA Property
9538652	Apparent Non-HOA Property
9538771	Apparent Non-HOA Property
9541510	Apparent Non-HOA Property
9542104	Apparent Non-HOA Property
9543865	Apparent Non-HOA Property
9546687	Apparent Non-HOA Property
9546688	Apparent Non-HOA Property
9546901	Apparent Non-HOA Property
9548927	Apparent Non-HOA Property
9549295	Apparent Non-HOA Property
9549696	Apparent Non-HOA Property
9551131	Apparent Non-HOA Property
9552543	Apparent Non-HOA Property
9553631	Apparent Non-HOA Property
9554351	Apparent Non-HOA Property
9554447	Apparent Non-HOA Property
9556911	Apparent Non-HOA Property
9557576	Apparent Non-HOA Property
9558921	Apparent Non-HOA Property
9559427	Apparent Non-HOA Property
9559680	Apparent Non-HOA Property
9561374	Apparent Non-HOA Property
9566571	Apparent Non-HOA Property
9567620	Apparent Non-HOA Property
9569201	Apparent Non-HOA Property
9572478	Apparent Non-HOA Property
9583156	Apparent Non-HOA Property
9583417	Apparent Non-HOA Property
9586163	Apparent Non-HOA Property
9586197	Apparent Non-HOA Property
9587957	Apparent Non-HOA Property
9587997	Apparent Non-HOA Property
9588563	Apparent Non-HOA Property
9589906	Apparent Non-HOA Property
9592909	Apparent Non-HOA Property
9593101	Apparent Non-HOA Property
9594529	Apparent Non-HOA Property

Property ID	HOA Status
9596537	Apparent Non-HOA Property
9597132	Apparent Non-HOA Property
9598072	Apparent Non-HOA Property
9601961	Apparent Non-HOA Property
9604718	Apparent Non-HOA Property
9606720	Apparent Non-HOA Property
9607173	Apparent Non-HOA Property
9607177	Apparent Non-HOA Property
9608198	Apparent Non-HOA Property
9608275	Apparent Non-HOA Property
9608924	Apparent Non-HOA Property
9609313	Apparent Non-HOA Property
9610689	Apparent Non-HOA Property
9612143	Apparent Non-HOA Property
9614151	Apparent Non-HOA Property
9614319	Apparent Non-HOA Property
9615910	Apparent Non-HOA Property
9616401	Apparent Non-HOA Property
9617570	Apparent Non-HOA Property
9618146	Apparent Non-HOA Property
9619342	Apparent Non-HOA Property
9619526	Apparent Non-HOA Property
9620590	Apparent Non-HOA Property
9621074	Apparent Non-HOA Property
9622995	Apparent Non-HOA Property
9623560	Apparent Non-HOA Property
9624222	Apparent Non-HOA Property
9624646	Apparent Non-HOA Property
9625001	Apparent Non-HOA Property
9626853	Apparent Non-HOA Property
9627608	Apparent Non-HOA Property
9629232	Apparent Non-HOA Property
9632336	Apparent Non-HOA Property
9632555	Apparent Non-HOA Property
9633470	Apparent Non-HOA Property
9633471	Apparent Non-HOA Property
9633472	Apparent Non-HOA Property
9633941	Apparent Non-HOA Property
9634123	Apparent Non-HOA Property

Property ID	HOA Status
9634240	Apparent Non-HOA Property
9634331	Apparent Non-HOA Property
9637760	Apparent Non-HOA Property
9638233	Apparent Non-HOA Property
9640496	Apparent Non-HOA Property
9642409	Apparent Non-HOA Property
9643236	Apparent Non-HOA Property
9643355	Apparent Non-HOA Property
9643396	Apparent Non-HOA Property
9643772	Apparent Non-HOA Property
9647879	Apparent Non-HOA Property
9649032	Apparent Non-HOA Property
9649518	Apparent Non-HOA Property
9651884	Apparent Non-HOA Property
9653407	Apparent Non-HOA Property
9653975	Apparent Non-HOA Property
9654015	Apparent Non-HOA Property
9654435	Apparent Non-HOA Property
9654588	Apparent Non-HOA Property
9655930	Apparent Non-HOA Property
9657046	Apparent Non-HOA Property
9657823	Apparent Non-HOA Property
9658329	Apparent Non-HOA Property
9658434	Apparent Non-HOA Property
9659372	Apparent Non-HOA Property
9659553	Apparent Non-HOA Property
9660383	Apparent Non-HOA Property
9660571	Apparent Non-HOA Property
9661885	Apparent Non-HOA Property
9662165	Apparent Non-HOA Property
9662272	Apparent Non-HOA Property
9663138	Apparent Non-HOA Property
9668488	Apparent Non-HOA Property
9668702	Apparent Non-HOA Property
9668753	Apparent Non-HOA Property
9670003	Apparent Non-HOA Property
9670767	Apparent Non-HOA Property
9671605	Apparent Non-HOA Property
9676443	Apparent Non-HOA Property

Property ID	HOA Status
9677052	Apparent Non-HOA Property
9679543	Apparent Non-HOA Property
9680070	Apparent Non-HOA Property
9680372	Apparent Non-HOA Property
9680600	Apparent Non-HOA Property
9680833	Apparent Non-HOA Property
9680863	Apparent Non-HOA Property
9682790	Apparent Non-HOA Property
9683504	Apparent Non-HOA Property
9684276	Apparent Non-HOA Property
9685507	Apparent Non-HOA Property
9688390	Apparent Non-HOA Property
9689840	Apparent Non-HOA Property
9689874	Apparent Non-HOA Property
9689990	Apparent Non-HOA Property
9690382	Apparent Non-HOA Property
9691196	Apparent Non-HOA Property
9691818	Apparent Non-HOA Property
9693866	Apparent Non-HOA Property
9696199	Apparent Non-HOA Property
9697344	Apparent Non-HOA Property
9698852	Apparent Non-HOA Property
9699933	Apparent Non-HOA Property
9700689	Apparent Non-HOA Property
9702732	Apparent Non-HOA Property
9707000	Apparent Non-HOA Property
9709457	Apparent Non-HOA Property
9709965	Apparent Non-HOA Property
9710126	Apparent Non-HOA Property
9712973	Apparent Non-HOA Property
9713123	Apparent Non-HOA Property
9714847	Apparent Non-HOA Property
9715107	Apparent Non-HOA Property
9715248	Apparent Non-HOA Property
9717942	Apparent Non-HOA Property
9718193	Apparent Non-HOA Property
9720294	Apparent Non-HOA Property
9724611	Apparent Non-HOA Property
9724612	Apparent Non-HOA Property

Property ID	HOA Status
9727806	Apparent Non-HOA Property
9727928	Apparent Non-HOA Property
9731677	Apparent Non-HOA Property
9733559	Apparent Non-HOA Property
9734849	Apparent Non-HOA Property
9735119	Apparent Non-HOA Property
9736904	Apparent Non-HOA Property
9738067	Apparent Non-HOA Property
9740871	Apparent Non-HOA Property
9740917	Apparent Non-HOA Property
9746623	Apparent Non-HOA Property
9755491	Apparent Non-HOA Property
9756283	Apparent Non-HOA Property
9756284	Apparent Non-HOA Property
9756397	Apparent Non-HOA Property
9757033	Apparent Non-HOA Property
9760103	Apparent Non-HOA Property
9761259	Apparent Non-HOA Property
9762347	Apparent Non-HOA Property
9762960	Apparent Non-HOA Property
9763063	Apparent Non-HOA Property
9764260	Apparent Non-HOA Property
9764265	Apparent Non-HOA Property
9765104	Apparent Non-HOA Property
9766047	Apparent Non-HOA Property
9768583	Apparent Non-HOA Property
9769538	Apparent Non-HOA Property
9769542	Apparent Non-HOA Property
9770289	Apparent Non-HOA Property
9771285	Apparent Non-HOA Property
9771602	Apparent Non-HOA Property
9771778	Apparent Non-HOA Property
9774102	Apparent Non-HOA Property
9775253	Apparent Non-HOA Property
9775967	Apparent Non-HOA Property
9776670	Apparent Non-HOA Property
9778219	Apparent Non-HOA Property
9780131	Apparent Non-HOA Property
9780262	Apparent Non-HOA Property

Property ID	HOA Status
9783944	Apparent Non-HOA Property
9784053	Apparent Non-HOA Property
9784075	Apparent Non-HOA Property
9785016	Apparent Non-HOA Property
9787627	Apparent Non-HOA Property
9787853	Apparent Non-HOA Property
9788179	Apparent Non-HOA Property
9789175	Apparent Non-HOA Property
9790088	Apparent Non-HOA Property
9791131	Apparent Non-HOA Property
9791488	Apparent Non-HOA Property
9791652	Apparent Non-HOA Property
9792437	Apparent Non-HOA Property
9793081	Apparent Non-HOA Property
9793260	Apparent Non-HOA Property
9794718	Apparent Non-HOA Property
9795188	Apparent Non-HOA Property
9795616	Apparent Non-HOA Property
9797218	Apparent Non-HOA Property
9799492	Apparent Non-HOA Property
9799608	Apparent Non-HOA Property
9800583	Apparent Non-HOA Property
9801265	Apparent Non-HOA Property
9801536	Apparent Non-HOA Property
9801582	Apparent Non-HOA Property
9802532	Apparent Non-HOA Property
9802639	Apparent Non-HOA Property
9805003	Apparent Non-HOA Property
9806186	Apparent Non-HOA Property
9806854	Apparent Non-HOA Property
9807517	Apparent Non-HOA Property
9809711	Apparent Non-HOA Property
9812283	Apparent Non-HOA Property
9812583	Apparent Non-HOA Property
9812757	Apparent Non-HOA Property
9815764	Apparent Non-HOA Property
9816014	Apparent Non-HOA Property
9816192	Apparent Non-HOA Property
9816400	Apparent Non-HOA Property

Property ID	HOA Status
9816894	Apparent Non-HOA Property
9816906	Apparent Non-HOA Property
9817445	Apparent Non-HOA Property
9817493	Apparent Non-HOA Property
9817651	Apparent Non-HOA Property
9819434	Apparent Non-HOA Property
9819510	Apparent Non-HOA Property
9819774	Apparent Non-HOA Property
9819965	Apparent Non-HOA Property
9820206	Apparent Non-HOA Property
9820515	Apparent Non-HOA Property
9820530	Apparent Non-HOA Property
9821254	Apparent Non-HOA Property
9822176	Apparent Non-HOA Property
9822816	Apparent Non-HOA Property
9824116	Apparent Non-HOA Property
9824560	Apparent Non-HOA Property
9824936	Apparent Non-HOA Property
9825258	Apparent Non-HOA Property
9825810	Apparent Non-HOA Property
9826323	Apparent Non-HOA Property
9826529	Apparent Non-HOA Property
9826835	Apparent Non-HOA Property
9827913	Apparent Non-HOA Property
9828284	Apparent Non-HOA Property
9829327	Apparent Non-HOA Property
9830770	Apparent Non-HOA Property
9831164	Apparent Non-HOA Property
9831654	Apparent Non-HOA Property
9833174	Apparent Non-HOA Property
9833373	Apparent Non-HOA Property
9834774	Apparent Non-HOA Property
9838628	Apparent Non-HOA Property
9839025	Apparent Non-HOA Property
9841002	Apparent Non-HOA Property
9842860	Apparent Non-HOA Property
9847027	Apparent Non-HOA Property
9847947	Apparent Non-HOA Property
9850034	Apparent Non-HOA Property

Property ID	HOA Status
9850133	Apparent Non-HOA Property
9851816	Apparent Non-HOA Property
9852759	Apparent Non-HOA Property
9853144	Apparent Non-HOA Property
9853938	Apparent Non-HOA Property
9854097	Apparent Non-HOA Property
9855150	Apparent Non-HOA Property
9855795	Apparent Non-HOA Property
9855862	Apparent Non-HOA Property
9859777	Apparent Non-HOA Property
9859812	Apparent Non-HOA Property
9859892	Apparent Non-HOA Property
9860444	Apparent Non-HOA Property
9864582	Apparent Non-HOA Property
9865133	Apparent Non-HOA Property
9865191	Apparent Non-HOA Property
9865209	Apparent Non-HOA Property
9865342	Apparent Non-HOA Property
9865960	Apparent Non-HOA Property
9866396	Apparent Non-HOA Property
9868450	Apparent Non-HOA Property
9868533	Apparent Non-HOA Property
9868738	Apparent Non-HOA Property
9870714	Apparent Non-HOA Property
9871408	Apparent Non-HOA Property
9871571	Apparent Non-HOA Property
9872828	Apparent Non-HOA Property
9872915	Apparent Non-HOA Property
9873433	Apparent Non-HOA Property
9873434	Apparent Non-HOA Property
9873610	Apparent Non-HOA Property
9876421	Apparent Non-HOA Property
9877199	Apparent Non-HOA Property
9877261	Apparent Non-HOA Property
9877879	Apparent Non-HOA Property
9878007	Apparent Non-HOA Property
9878015	Apparent Non-HOA Property
9878066	Apparent Non-HOA Property
9878968	Apparent Non-HOA Property

Property ID	HOA Status
9878982	Apparent Non-HOA Property
9879106	Apparent Non-HOA Property
9879876	Apparent Non-HOA Property
9880521	Apparent Non-HOA Property
9881734	Apparent Non-HOA Property
9881847	Apparent Non-HOA Property
9882829	Apparent Non-HOA Property
9884048	Apparent Non-HOA Property
9884768	Apparent Non-HOA Property
9885549	Apparent Non-HOA Property
9886583	Apparent Non-HOA Property
9886632	Apparent Non-HOA Property
9887901	Apparent Non-HOA Property
9888374	Apparent Non-HOA Property
9888720	Apparent Non-HOA Property
9889213	Apparent Non-HOA Property
9890014	Apparent Non-HOA Property
9890310	Apparent Non-HOA Property
9893075	Apparent Non-HOA Property
9893672	Apparent Non-HOA Property
9895824	Apparent Non-HOA Property
9897199	Apparent Non-HOA Property
9897861	Apparent Non-HOA Property
9897912	Apparent Non-HOA Property
9899784	Apparent Non-HOA Property
9899809	Apparent Non-HOA Property
9900858	Apparent Non-HOA Property
9902042	Apparent Non-HOA Property
9903120	Apparent Non-HOA Property
9903520	Apparent Non-HOA Property
9904451	Apparent Non-HOA Property
9908345	Apparent Non-HOA Property
9908521	Apparent Non-HOA Property
9910132	Apparent Non-HOA Property
9911059	Apparent Non-HOA Property
9911312	Apparent Non-HOA Property
9912439	Apparent Non-HOA Property
9913589	Apparent Non-HOA Property
9913688	Apparent Non-HOA Property

Property ID	HOA Status
9914310	Apparent Non-HOA Property
9914656	Apparent Non-HOA Property
9918332	Apparent Non-HOA Property
9919608	Apparent Non-HOA Property
9920363	Apparent Non-HOA Property
9921240	Apparent Non-HOA Property
9926393	Apparent Non-HOA Property
9927028	Apparent Non-HOA Property
9930453	Apparent Non-HOA Property
9932140	Apparent Non-HOA Property
9934168	Apparent Non-HOA Property
9935477	Apparent Non-HOA Property
9938482	Apparent Non-HOA Property
9942071	Apparent Non-HOA Property
9943360	Apparent Non-HOA Property
9943371	Apparent Non-HOA Property
9943494	Apparent Non-HOA Property
9944045	Apparent Non-HOA Property
9945522	Apparent Non-HOA Property
9946045	Apparent Non-HOA Property
9946284	Apparent Non-HOA Property
9948161	Apparent Non-HOA Property
9948517	Apparent Non-HOA Property
9949069	Apparent Non-HOA Property
9951163	Apparent Non-HOA Property
9952353	Apparent Non-HOA Property
9953746	Apparent Non-HOA Property
9953763	Apparent Non-HOA Property
9953767	Apparent Non-HOA Property
9956820	Apparent Non-HOA Property
9960419	Apparent Non-HOA Property
9962030	Apparent Non-HOA Property
9966973	Apparent Non-HOA Property
9967924	Apparent Non-HOA Property
9968578	Apparent Non-HOA Property
9972947	Apparent Non-HOA Property
9973613	Apparent Non-HOA Property
9973738	Apparent Non-HOA Property
9974170	Apparent Non-HOA Property

Property ID	HOA Status
9974246	Apparent Non-HOA Property
9976385	Apparent Non-HOA Property
9976462	Apparent Non-HOA Property
9979425	Apparent Non-HOA Property
9979430	Apparent Non-HOA Property
9982642	Apparent Non-HOA Property
9982845	Apparent Non-HOA Property
9985236	Apparent Non-HOA Property
9986100	Apparent Non-HOA Property
9986302	Apparent Non-HOA Property
9986537	Apparent Non-HOA Property
9988940	Apparent Non-HOA Property
9989050	Apparent Non-HOA Property
9990776	Apparent Non-HOA Property
9991310	Apparent Non-HOA Property
10000082	Apparent Non-HOA Property
10000470	Apparent Non-HOA Property
10002643	Apparent Non-HOA Property
10003163	Apparent Non-HOA Property
10003687	Apparent Non-HOA Property
10004980	Apparent Non-HOA Property
10009884	Apparent Non-HOA Property
10010108	Apparent Non-HOA Property
10010121	Apparent Non-HOA Property
10010408	Apparent Non-HOA Property
10011057	Apparent Non-HOA Property
10013005	Apparent Non-HOA Property
10013807	Apparent Non-HOA Property
10014611	Apparent Non-HOA Property
10015412	Apparent Non-HOA Property
10018203	Apparent Non-HOA Property
10019509	Apparent Non-HOA Property
10020168	Apparent Non-HOA Property
10020409	Apparent Non-HOA Property
10026918	Apparent Non-HOA Property
10029792	Apparent Non-HOA Property
10029961	Apparent Non-HOA Property
10030482	Apparent Non-HOA Property
10031069	Apparent Non-HOA Property

Property ID	HOA Status
10031684	Apparent Non-HOA Property
10035984	Apparent Non-HOA Property
10036894	Apparent Non-HOA Property
10039619	Apparent Non-HOA Property
10040035	Apparent Non-HOA Property
10043366	Apparent Non-HOA Property
10043545	Apparent Non-HOA Property
10043553	Apparent Non-HOA Property
10043561	Apparent Non-HOA Property
10043567	Apparent Non-HOA Property
10044186	Apparent Non-HOA Property
10044982	Apparent Non-HOA Property
10046222	Apparent Non-HOA Property
10046388	Apparent Non-HOA Property
10048934	Apparent Non-HOA Property
10061687	Apparent Non-HOA Property
10061914	Apparent Non-HOA Property
10062021	Apparent Non-HOA Property
10067205	Apparent Non-HOA Property
10076538	Apparent Non-HOA Property
10076629	Apparent Non-HOA Property
10081827	Apparent Non-HOA Property
10082531	Apparent Non-HOA Property
10087416	Apparent Non-HOA Property
10088147	Apparent Non-HOA Property
10088997	Apparent Non-HOA Property
10090453	Apparent Non-HOA Property
10090522	Apparent Non-HOA Property
10090929	Apparent Non-HOA Property
10091541	Apparent Non-HOA Property
10097323	Apparent Non-HOA Property
10102455	Apparent Non-HOA Property
10106439	Apparent Non-HOA Property
10106523	Apparent Non-HOA Property
10110596	Apparent Non-HOA Property
10113763	Apparent Non-HOA Property
10117239	Apparent Non-HOA Property
10121822	Apparent Non-HOA Property
10124062	Apparent Non-HOA Property

Property ID	HOA Status
10133230	Apparent Non-HOA Property
10133611	Apparent Non-HOA Property
10137942	Apparent Non-HOA Property
10145331	Apparent Non-HOA Property
10159886	Apparent Non-HOA Property
10170946	Apparent Non-HOA Property
10193440	Apparent Non-HOA Property
10193590	Apparent Non-HOA Property
10199324	Apparent Non-HOA Property
10204079	Apparent Non-HOA Property
10205575	Apparent Non-HOA Property
10206328	Apparent Non-HOA Property
10213659	Apparent Non-HOA Property
10213967	Apparent Non-HOA Property
10216426	Apparent Non-HOA Property
10224469	Apparent Non-HOA Property
10247591	Apparent Non-HOA Property
10259390	Apparent Non-HOA Property
10279041	Apparent Non-HOA Property
10290723	Apparent Non-HOA Property
10309436	Apparent Non-HOA Property
10335486	Apparent Non-HOA Property
10348938	Apparent Non-HOA Property
10081791	Apparent Non-HOA Property
9917930	Apparent Non-HOA Property